Columbia Funds Series Trust II
290 Congress Street
Boston, MA 02210
October 1, 2025
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Series Trust II (the Registrant)
Columbia Commodity Strategy Fund
Columbia Dividend Opportunity Fund
Columbia Flexible Capital Income Fund
Columbia High Yield Bond Fund
Columbia Intrinsic Value Fund
(formerly known as Columbia Large Cap Value Fund)
Columbia Mortgage Opportunities Fund
Columbia Quality Income Fund
Columbia Select Large Cap Value Fund
Columbia Select Small Cap Value Fund
Columbia Seligman Technology and Information Fund
Multi-Manager Value Strategies Fund

Post-Effective Amendment No. 251
File No. 333-131683 /811-21852
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 251 (Amendment). This Amendment was filed electronically on September 24, 2025.
If you have any questions, please contact either me at (212) 850-1703 or Andrew Kirn at (612) 678-9052.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust II